Investment portfolio (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investment Portfolio Details [Abstract]
Equities	$ 16,820	$ 18,445
Other	1,268	0
Total Investment Portfolio	$ 18,088	$ 18,445